Shareholders’ Deficit - Schedule of Non-Vested Options Issued (Details) - Stock Options [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Non-Vested Options Issued [Line Items]
Shares, Nonvested at beginning of period	33,000	13,500	13,500	10,731
Weighted Average Grant Date Fair Value, Nonvested at beginning of period	$ 2.23	$ 4.75	$ 4.75	$ 6.14
Shares, Granted			75,000	48,049
Weighted Average Grant Date Fair Value, Granted			$ 1.53	$ 4.09
Shares, Vested	(14,500)		(55,500)	(37,322)
Weighted Average Grant Date Fair Value, Vested	$ (1.87)		$ (1.89)	$ (4.11)
Shares, Forfeited				(7,958)
Weighted Average Grant Date Fair Value, Forfeited				$ (5.62)
Shares, Nonvested at end of period	18,500		33,000	13,500
Weighted Average Grant Date Fair Value, Nonvested at end of period	$ 2.51		$ 2.23	$ 4.75
Previously Reported [Member]
Schedule of Non-Vested Options Issued [Line Items]
Shares, Nonvested at beginning of period		13,500	13,500
Weighted Average Grant Date Fair Value, Nonvested at beginning of period		$ 5	$ 5
Shares, Granted
Weighted Average Grant Date Fair Value, Granted
Shares, Vested		(2,000)
Weighted Average Grant Date Fair Value, Vested		$ (4)
Shares, Forfeited
Weighted Average Grant Date Fair Value, Forfeited
Shares, Nonvested at end of period		11,500		13,500
Weighted Average Grant Date Fair Value, Nonvested at end of period		$ 5		$ 5